12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Details
Loss before income taxes	$ (2,031,413)	$ (795,040)
Expected income tax recovery	(507,000)	(216,000)
Permanent differences	77,000	7,000
Share issue costs	(72,000)	(35,000)
Effect of flow through amounts	175,000
Change in unrecognized deductible temporary differences	327,000	244,000
Total deferred income tax (recovery) expense	$ 0	$ 0